Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Balance, January 1, 2019	$202,024	$4,288	$12,201	$411	$218,924
Net additional provisions made	68,881	1,479	2,885	2,882	76,127
Amounts used	(4,136)	(1,668)	(9,380)	(341)	(15,525)
Unwinding of discount (note 6g)	4,392	-	-	-	4,392
Effect of change in discount rate	23,635	-	-	-	23,635
Effect of foreign exchange	7,320	99	225	4	7,648
Effect of change in share price	-	(322)	(454)	-	(776)
Balance, December 31, 2019	$302,116	$3,876	$5,477	$2,956	$314,425

[1] Certain amounts relating to the Arizona segment are capitalized.

	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Balance, January 1, 2018	$200,041	$6,623	$19,409	$1,435	$227,508
Net additional provisions made	9,031	973	7,493	-	17,497
Amounts used	(188)	-	(6,435)	(770)	(7,393)
Unwinding of discount (note 6g)	4,684	-	-	-	4,684
Effect of change in discount rate	(462)	-	-	-	(462)
Effect of foreign exchange	(11,082)	(458)	(973)	(74)	(12,587)
Effect of change in share price	-	(2,850)	(7,293)	(180)	(10,323)
Balance, December 31, 2018	$202,024	$4,288	$12,201	$411	$218,924

[1] Certain amounts relating to the Arizona segment are capitalized.

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2019	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Current (note 14)	$23,621	$3,876	$4,468	$1,610	$33,575
Non-current	278,495	-	1,009	1,346	280,850
	$302,116	$3,876	$5,477	$2,956	$314,425

December 31, 2018	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units1 (note 24a)	Other	Total
Current (note 14)	$1,234	$4,288	$8,412	$342	$14,276
Non-current	200,790	-	3,789	69	204,648
	$202,024	$4,288	$12,201	$411	$218,924